Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Capitalization And Depreciation Over Their Estimated Useful Lives

Building and improvements	5 to 40 years
Equipment, furniture and fixtures	3 to 20 years